Note 7 - Property and Equipment (Details) - Property and equipment consist of the following: (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant, And Equipment, Gross		$ 1,406	$ 1,355
Accumulated depreciation		(1,245)	(1,193)
Total property and equipment, net	265	161	162
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, And Equipment, Gross		1,098	1,098
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, And Equipment, Gross		118	70
Office Equipment, Furnishings, And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, And Equipment, Gross		$ 190	$ 187